Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net	[1]	¥ (176,149)	¥ (127,028)
Equity in earnings of equity method investees-net		(88,717)	(128,468)
Interest income on Loans, including fees		(1,098,107)	(997,030)
Other non-interest expenses		163,074	226,629
Income before tax		(1,014,434)	(1,005,788)
Income tax expense		234,336	252,472
Net of tax		(780,098)	(753,316)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before tax		(173,473)	(114,076)
Income tax expense		52,606	37,104
Net of tax		(120,867)	(76,972)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		6,132	32,865
Income before tax		(175,398)	(120,742)
Income tax expense		52,011	38,139
Net of tax		(123,387)	(82,603)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Investment Securities [Member] | Net Gains on Sales and Redemptions of Available-for-sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains-net		(181,530)	(153,607)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Debt Valuation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees-net		(111)	105
Income before tax		(111)	105
Income tax expense		34	(33)
Net of tax		(77)	72
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other		(113)	(36)
Income before tax		(5,584)	(9,678)
Income tax expense		2,149	3,802
Net of tax		(3,435)	(5,876)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Losses (Gains) on Derivatives Qualifying for Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees		(5,471)	(9,642)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial loss	[2]	10,249	19,327
Prior service cost	[2]	(3,518)	(5,273)
Loss (gain) on settlements and curtailment, and other	[2]	(2,072)	(456)
Income before tax		4,659	13,598
Income tax expense		(1,588)	(4,340)
Net of tax		3,071	9,258
Reclassification out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses		2,961	2,641
Income before tax		2,961	2,641
Income tax expense			(464)
Net of tax		¥ 2,961	¥ 2,177

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥44 million and ¥95 million; Other comprehensive income-net by ¥13 million and ¥13 million; Total credit losses by ¥57 million and ¥108 million, for the six months ended September 30, 2016 and 2017, respectively.
[2]	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 7 for more information.